Non-Current Other Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Non-Current Other Liabilities	Non-Current Other Liabilities

	December 31, 2021	December 31, 2020
	(in thousands)
Defined benefit pension obligations, net (note 10)	$16,262	$10,395
Other non-current liabilities	25,599	15,971
	$41,861	$26,366